EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
VEON’s Scheme of creditors
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes, on January 24, 2023, the Scheme Meeting was held and the amended Scheme issued on January 11, 2023, was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of the Company’s 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies and became effective. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes will be amended to October and December 2023, respectively. On April 3, 2023, VEON announced that each of the conditions has been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders are entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right will be granted requiring the Company to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the Put Option.
On April 20, 2023, VEON announced that subject to the terms of the 2023 Put Option, the Issuer will pay to the Holders of Notes accepted for purchase the Repurchase Price for their Notes on April 26, 2023. For further details, refer to Note 24.

U.S. Treasury expands general license to include both VEON Ltd. and VEON Holdings B.V.
On January 18, 2023, VEON announced that the U.S. Department of the Treasury, Office of Foreign Assets Control (OFAC) replaced the General License 54 originally issued on November 18, 2022 with General License 54A to now include both VEON Ltd. and VEON Holdings B.V. (VEON Holdings).
This general license authorizes all transactions ordinarily incident and necessary to the purchase and receipt of any debt or equity securities of VEON Ltd. or VEON Holdings B.V. that would otherwise be prohibited by section 1(a)(i) of Executive Order (E.O.) 14071. OFAC General License 54A applies to all debt and equity securities of VEON Ltd. or VEON Holdings B.V. that were issued before June 6, 2022, and confirms that the authorization applies not only to the purchase and receipt of debt and equity securities, but also to transactions ordinarily incident and necessary to facilitating, clearing, and settling of such transactions. This General License ensures that all market participants can trade the relevant securities with confidence that such trading is consistent with E.O. 14071, which targeted “new investment” in Russia.

Update on sale of Russia operations
On February 7, 2023, the Sub-Commission of the Government Commission for Control over Foreign Investments in the Russian Federation issued its approval of the proposed sale of VEON’s Russian operations to certain senior members of the management of PJSC VimpelCom (“VimpelCom”).
On April 15, 2023, OFAC issued a license authorizing U.S. persons to engage in all transactions ordinarily incident and necessary to the divestment of VimpelCom.  In addition to this OFAC license, VEON has also determined that it has the requisite authorizations required by the UK and Bermudan authorities to proceed with the divestment of VimpelCom.  VEON does not believe that a license is required from the EU to execute the sale and is seeking a no-license-required confirmation from the relevant EU authorities.
On May 30, 2023, VEON announced that it has submitted all necessary documentation to Euroclear, Clearstream and registrars for cancellation of VEON’s Eurobonds held by its subsidiary, PJSC VimpelCom. With this, the Company enters the final stages in the closing of the sale of VEON’s Russia operations, which was announced on November 24, 2022. According to the terms of the VEON Bonds (Notes), the registrar is required to cancel the VEON Bonds purchased by a subsidiary of VEON and surrendered to the registrar for cancellation.
Purchase of VEON Group Debt
As of June 30, 2023, VEON was informed that VimpelCom independently concluded the purchase of US$1,572 of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. These Notes were reclassified to intercompany debt with the equivalent reduction in gross debt for VEON Group. PJSC VimpelCom has funded the purchase primarily by issuing new notes of longer maturity.

VEON US$1,250 multi-currency revolving credit facility agreement

On April 20, 2023 and May 30, 2023, the outstanding amounts under RCF facility have been rolled-over until October, US$692 and November, US$363, 2023.
Ukraine prepayment

In April 2023, Kyivstar fully prepaid its external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).

PMCL syndicated credit facility

Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 10 billion (US$41) under existing 40 billion facility through drawdown in January and April 2023.
VEON announced ratio change under its American Depositary Receipt (“ADR”) program
On February 6, 2023, VEON announced that its Board of Directors approved a change of ratio in the Company’s ADR program, comprising a change in the ratio of American Depositary Shares (the “ADSs”) to VEON common shares (the “Shares”) from one (1) ADS representing one (1) Share, to one (1) ADS representing twenty-five (25) Shares (the “Ratio Change”). The effective date of the Ratio Change was March 8, 2023. On March 23, 2023, VEON was notified by Nasdaq that VEON has regained compliance with Listing Rule 5550(a)(2). For further details refer to Note 1 and Note 9.
VEON Management increases ownership
On December 31, 2022, equity-settled awards granted to the Chief Internal Audit & Compliance Officer, Mr. Joop Brakenhoff, under the 2021 Deferred Share Plan vest. Subsequently, 52,543 shares in the Company were transferred to Mr. Brakenhoff from shares held by a subsidiary of the Company and 51,504 shares were withheld to cover local withholding tax.

On April 14, 2023, VEON announced that equity-settled awards were grants to five members of VEON’s Group Executive Committee (GEC) under the STI Scheme (154,876 shares) and the LTIP (643,286 shares).

On July 1, 2023, 1,395,358 common shares granted to current and former members of VEON’s GEC vested as part of the 2021 Deferred Shares Plan. As of July 24, 2023, VEON had initiated the transfer of 32,976 ADSs, representing 824,400 common shares, to the respective executives.
On July 19, 2023, 10,444 ADSs, representing 261,100 common shares, were granted with immediate vesting to members of VEON’s GEC and 70,000 ADSs, representing 1,750,000 common shares, were granted with immediate vesting to current and former members of VEON’s Board. As of July 24, 2023, VEON had initiated the transfer of 70,444 ADSs, representing 1,761,100 common shares, to the respective executives and Board members.

Additionally, as of July 24, 2023, VEON had initiated the transfer of 24,727 ADSs, representing 618,175 common shares, to a former Board member in relation to a grant of 1,224,086 common shares that vested in June 2022 but for which transfer was delayed.

For each of the above transfers, a portion of the granted ADSs/common shares may have been withheld to cover tax obligations.

Changes in Key Senior Managers

On March 15, 2023, VEON announced the appointment of Joop Brakenhoff as Group Chief Financial Officer (CFO), effective from May 1, 2023. Mr. Brakenhoff will replace Serkan Okandan whose three-year contract as Group CFO expired at the end of April 2023. Mr. Okandan will continue to serve VEON as a special advisor to the Group CEO and CFO.

On June 16, 2023, VEON announced that Omiyinka Doris has been appointed Group General Counsel in a permanent capacity, effective June 1, 2023, and will continue as a member of the GEC.

On July 19, 2023, VEON announced that Group Head of Portfolio Management, Dmitry Shvets, Group Chief People Officer, Michael Schulz and Group Chief Corporate Affairs Officer, Matthieu Galvani will be stepping down from their executive roles effective October 1, 2023.

Bangladesh Telecommunication Regulatory Commission (“BTRC”) regulatory audit report

On June 26, 2023, the BTRC released its audit findings and issued a claim of BDT 8,231 million (approximately US$76 million) which includes BDT 4,307 million (approximately US$40 million) for interest. The Company is currently reviewing the findings and Banglalink may challenge certain proposed penalties and interest which may result in adjustments to the final amount to be paid by Banglalink. Should Banglalink and the BTRC not be able to reach a mutually agreed position concerning the audit findings, protracted litigation may result. The Company has accrued for amounts of the claim where it considers a cash outflow to be probable.

Change in Board of Directors

On June 29, 2023, at its Annual General Meeting, VEON shareholders approved the Board recommended slate of seven directors, including six directors currently serving on the Board – Augie Fabela, Yaroslav Glazunov, Andrei Gusev, Karen Linehan, Morten Lundal and Michiel Soeting – and Kaan Terzioğlu, the Chief Executive Officer (CEO) of the VEON Group. The Board elected Morten Lundal as the Chair in its first meeting following the AGM.
Italy Tax Matter

On July 17, 2023, VEON signed an agreement with the Italy Tax Authorities for the settlement of an ongoing tax claim dispute which was fully provided for as of December 31, 2022.

Canadian Sanctions

On July 20, 2023, Canada imposed sanctions on a number of Russian mobile operators, including PJSC VimpelCom. Refer to Note 24 for further details.